Intangible Assets and Goodwill (Tables)	3 Months Ended
Mar. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

The table shows the gross carrying values and accumulated amortization of the Company’s intangible assets by type as of March 31, 2019:

	March 31, 2019
	Cost	Accumulated Amortization	Net
Tradenames, service marks and domain names	$50,000	$2,000	$48,000
Customer relationships	540,000	8,000	532,000
Total intangible assets	$590,000	10,000	580,000